Expenses and costs by nature	12 Months Ended
Dec. 31, 2021
Expenses and costs by nature

20	Expenses and costs by nature

	2021	2020	2019

Cost of services	(652,300)	(434,654)	(308,853)
General and administrative expenses	(622,615)	(402,855)	(239,120)
Total	(1,274,915)	(837,509)	(547,973)

Payroll	(677,564)	(446,473)	(324,252)
Hospital and medical agreements	(37,449)	(37,988)	(16,429)
Depreciation and amortization	(154,220)	(108,744)	(73,152)
Lease expenses	(11,229)	(2,555)	(4,494)
Utilities	(10,643)	(5,892)	(6,628)
Maintenance	(47,141)	(20,746)	(8,658)
Share-based compensation	(43,377)	(32,610)	(18,114)
Tax expenses	(7,997)	(5,326)	(2,696)
Pedagogical services	(47,881)	(24,037)	(6,271)
Sales and marketing	(39,506)	(18,361)	(12,966)
Allowance for doubtful accounts	(47,819)	(32,081)	(15,040)
Travel expenses	(7,542)	(4,550)	(7,054)
Consulting fees	(38,818)	(31,276)	(13,060)
Other	(103,729)	(66,870)	(39,159)
Total	(1,274,915)	(837,509)	(547,973)